Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BRUNSWICK CORPORATION
Amendment Flag	false
Entity Central Index Key	0000014930
EBP 154
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BRUNSWICK CORPORATION
Amendment Flag	false
Entity Central Index Key	0000014930
EBP 170
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BRUNSWICK CORPORATION
Amendment Flag	false
Entity Central Index Key	0000014930